GS Mortgage-Backed Securities Trust 2022-PJ3 ABS-15G

Exhibit 99.5 - Schedule 7

Tape Discrepancies

Dummy ID	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
xx	xx	xx	Representative Score	xx	xx	xx	xx	Confirmed by credit report providrd in file xx, xx,xx	Initial
xx	xx	xx	Representative Score	xx	xx	xx	xx	Credit Report dated xx reflects the Borrower's FICO score as xx.	Initial
xx	xx	xx	Housing Ratio per U/W (Initial Rate)	xx	xx	xx	xx	Primary Housing = $ xx , Total Income = $ xx	Initial
xx	xx	xx	Borrower DTI Ratio Percent	xx	xx	xx	xx	Lender 1008 show approved at xx%&#x0D;	Initial
xx	xx	xx	Borrower DTI Ratio Percent	xx	xx	xx	xx	Exact values updated as per the Income and credit documents provided in file.	Initial